Goodwill arising from the acquisition of subsidiary (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill arising from the acquisition of subsidiary [Abstract]
Consideration received (cash)	₩ 75,480
Fair value of identifiable net assets	(117,583)
Goodwill	₩ 42,103	₩ 4,427